Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2045 Fund	May 30, 2024
Fidelity Freedom 2045 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	20.91%
Past 5 years	11.49%
Since Inception	8.67%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0390
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.60%

[1]	A From June 7, 2017 .